LONG-TERM INVESTMENTS - Equity Method Investments (Details)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Sep. 30, 2015 USD ($) item $ / shares shares	Aug. 31, 2014 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Equity method investments
Equity method investments								¥ 8,893,440
Share of loss recognized						$ 288,670	¥ 1,878,172	16,121,334	¥ 8,829,140
Beijing Zhishang Education Technology Ltd. ("Zhishang")
Equity method investments
Equity method investments								2,740,234
Brilent Inc. ("Brilent")
Equity method investments
Equity method investments	¥ 0				¥ 0		0
Share of loss recognized							1,395,234	2,837,834	550,907
Impairment loss					¥ 4,757,972
ATA Online | Beijing Zhishang Education Technology Ltd. ("Zhishang")
Equity method investments
Percentage of equity interest				45.00%
Cash consideration				¥ 13,500,000
Share of loss recognized							¥ 482,938	¥ 4,961,519	¥ 4,694,972
Percentage of equity interest sold out	30.00%	15.00%
Proceed from sale of equity interest	¥ 3,350,000	¥ 1,253,550
Gain recognized from disposal of long-term investment	¥ 1,889,018	¥ 457,236
ATA BVI | Brilent Inc. ("Brilent")
Equity method investments
Percentage of equity interest			15.47%
Number of board seat held | item			1
Total number of board seat | item			6
ATA BVI | Brilent Inc. ("Brilent") | Preferred Shares
Equity method investments
Number of shares purchased | shares			2,156,721
Purchase price (USD per share) | $ / shares			$ 0.6955
Total consideration | $			$ 1,500,000